Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 16 – INCOME TAXES

We file income tax returns in the United States federal jurisdiction and in various state and local jurisdictions. In the normal course of business, we are subject to examination by taxing authorities. The tax years ending 2016 through 2019 remain subject to examination for federal tax purposes and remain subject to examination in significant state tax jurisdictions.

On December 22, 2017, the United States enacted significant changes to the U.S. tax law following the passage and signing of H.R.1, "An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018" (the "Tax Act") (previously known as "The Tax Cuts and Jobs Act"). The Tax Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the corporate tax rate from 35% to 21%. The Tax Act reduced the U.S. corporate income tax rate reduction to 21% becomes effective January 1, 2018. The Company re-measured its deferred tax assets and liabilities as of December 31, 2017, applying the reduced corporate income tax rate and recorded a provisional decrease to the deferred tax assets of $787,700, with a corresponding adjustment to the valuation allowance.

As of December 31, 2019, and 2018, the Company had federal and state net operating loss carry forwards of $4,248,000 and $862,000, respectively, of which $.8 million of the 2019 amount will expire in 2032 through 2037, and $3.4 million will not expire. The non-expiring portion is limited to 80% of the current year taxable income of the respective entity.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2019 and 2018 is as follows:

	For the Years ended December 31,
	2019	2018
	%	%
Statutory federal tax rate	21.0	21.0
State taxes, net of federal benefit	4.7	2.8
Valuation allowance	(20.0)	22.2
Permanent items	(5.2)	—
Other, net	(.5)	0.6
Provision for income taxes	—	46.6

The change in the Company's net increase in the valuation allowance was caused by the change in estimation of NOL utilization.

Deferred income taxes reflect the net tax effects of: (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes; and (b) operating loss and tax credit carry-forwards. We record net deferred tax assets to the extent we believe these assets will more likely than not be realized. In making such determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. Significant components of deferred tax assets as December 31, 2019 and 2018 were as follows:

	For the Years ended December 31,
	2019	2018
Deferred Tax Assets:
Federal net operating loss carryforwards	$892,000	$181,023
Capital Losses over Capital Gains	—	(17,290)
Non-cash interest	39,954	29,132
Non-cash accrued compensation	794,880	825,713
Mark to Market Adjustment - Investments held for sale	—	240,965
State taxes	316,238	92,298
Net deferred tax assets before valuation allowance	2,043,072	1,351,841
Valuation Allowance	(2,043,072)	(1,351,841)
Net Deferred Tax Assets	$—	$—

Utilization of the net operating losses (NOL) carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code (IRC) of 1986, as amended (the Code), as well as similar state provisions. These ownership changes may limit the amount of NOL carryforwards that can be utilized annually to offset future taxable income. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders. At the time of closing the books, the Company had not yet completed a study to determine the extent of the limitation.